Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,728	$ 12,110	$ 11,964	$ 12,725	$ 12,169	$ 11,676	$ 10,909	$ 10,755	$ 10,802	$ 10,153	$ 9,775
Class B
Account Value [Line Items]
Line Graph and Table Measure Name	Class B (with sales charge)
Account Value	$ 12,402	11,800	11,657	12,472	11,999	11,584	10,891	10,800	10,920	10,329	10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 12,249	11,654	11,513	12,346	11,889	11,496	10,819	10,750	10,886	10,313	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,360	12,666	12,476	13,239	12,628	12,087	11,260	11,079	11,108	10,417	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 13,331	12,661	12,475	13,239	12,630	12,090	11,263	11,079	11,108	10,417	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,301	12,188	13,095	12,678	12,033	11,214	11,104	11,075	10,356	10,000
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Account Value	$ 12,507	12,126	12,011	12,720	12,398	11,798	11,023	10,962	10,915	10,287	10,000
Putnam Strategic Intermediate Municipal Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Strategic Intermediate Municipal Linked Benchmark
Account Value	$ 12,778	12,389	12,271	12,996	12,678	12,033	11,214	11,104	11,075	10,356	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,301	12,188	13,095	12,678	12,033	11,214	11,104	11,075	10,356	10,000
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Account Value	$ 12,507	12,126	12,011	12,720	12,398	11,798	11,023	10,962	10,915	10,287	10,000
Putnam Strategic Intermediate Municipal Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Strategic Intermediate Municipal Linked Benchmark
Account Value	$ 12,778	12,389	12,271	12,996	12,678	12,033	11,214	11,104	11,075	10,356	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,301	12,188	13,095	12,678	12,033	11,214	11,104	11,075	10,356	10,000
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Account Value	$ 12,507	12,126	12,011	12,720	12,398	11,798	11,023	10,962	10,915	10,287	10,000
Putnam Strategic Intermediate Municipal Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Strategic Intermediate Municipal Linked Benchmark
Account Value	$ 12,778	12,389	12,271	12,996	12,678	12,033	11,214	11,104	11,075	10,356	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,301	12,188	13,095	12,678	12,033	11,214	11,104	11,075	10,356	10,000
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Account Value	$ 12,507	12,126	12,011	12,720	12,398	11,798	11,023	10,962	10,915	10,287	10,000
Putnam Strategic Intermediate Municipal Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Strategic Intermediate Municipal Linked Benchmark
Account Value	$ 12,778	12,389	12,271	12,996	12,678	12,033	11,214	11,104	11,075	10,356	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,301	12,188	13,095	12,678	12,033	11,214	11,104	11,075	10,356	10,000
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Account Value	$ 12,507	12,126	12,011	12,720	12,398	11,798	11,023	10,962	10,915	10,287	10,000
Putnam Strategic Intermediate Municipal Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Strategic Intermediate Municipal Linked Benchmark
Account Value	$ 12,778	$ 12,389	$ 12,271	$ 12,996	$ 12,678	$ 12,033	$ 11,214	$ 11,104	$ 11,075	$ 10,356	$ 10,000